INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
R&D classified by nature
Depreciation of leased assets			$ 1,837,532	$ 501,232
Total	$ 3,457,892	$ 1,384,032	7,309,906	2,815,574
R&D capitalized			5,926,539	2,425,244
Total			13,236,445	5,240,818
Research and development expenses
R&D classified by nature
Amortization of intangible assets			2,201,938	604,462
Analysis and storage			27,322
Import and export expenses			850	1,685
Depreciation of property, plant and equipment			287,180	213,837
Freight and haulage			4,732
Employee benefits and social securities			2,248,105	685,412
Maintenance			303,524	25,702
Energy and fuel			94,870	24,659
Supplies and materials			1,078,197	726,899
Mobility and travel			158,193	38,564
Publicity and advertising			9,568
Share-based incentives			92,477	30,099
Professional fees and outsourced services			574,614	137,674
Professional fees related parties			102,701	296,967
Office supplies			43,546	2,842
Information technology expenses			19,060	6,039
Insurance			25,738	12,598
Depreciation of leased assets			33,685	2,523
Miscellaneous			3,606	5,612
Total			$ 7,309,906	$ 2,815,574